Average Annual Total Returns			6 Months Ended	12 Months Ended	24 Months Ended	41 Months Ended	49 Months Ended	54 Months Ended	56 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
First Eagle Global Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent				24.99%						10.60%		9.48%
First Eagle Global Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				21.67%						8.99%		8.11%
First Eagle Global Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				15.89%						7.99%		7.33%
First Eagle Global Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent				29.59%						10.89%		9.21%
First Eagle Global Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent				31.89%						12.00%		10.32%
First Eagle Global Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent				31.98%						12.08%	9.90%
Performance Inception Date		Mar. 01, 2017
First Eagle Global Fund | MSCI World Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent				21.09%						12.15%	12.30%	12.17%
First Eagle Overseas Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent				31.74%						8.28%		7.30%
First Eagle Overseas Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				28.10%						6.60%		6.12%
First Eagle Overseas Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				19.37%						5.97%		5.55%
First Eagle Overseas Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent				36.66%						8.60%		7.06%
First Eagle Overseas Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent				39.02%						9.69%		8.15%
First Eagle Overseas Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent				39.15%						9.78%	8.05%
Performance Inception Date		Mar. 01, 2017
First Eagle Overseas Fund | MSCI EAFE Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent				31.22%						8.92%	8.66%	8.18%
First Eagle U.S. Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent				16.50%						11.52%		10.32%
First Eagle U.S. Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				13.68%						9.43%		8.25%
First Eagle U.S. Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				11.07%						8.70%		7.82%
First Eagle U.S. Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent				20.71%						11.82%		10.05%
First Eagle U.S. Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent				22.89%						12.96%		11.18%
First Eagle U.S. Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent				22.98%						13.02%	10.42%
Performance Inception Date		Mar. 01, 2017
First Eagle U.S. Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				17.88%						14.42%	14.70%	14.82%
First Eagle Gold Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent				116.98%						18.39%		17.92%
First Eagle Gold Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				115.96%						17.84%		17.60%
First Eagle Gold Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				69.21%						14.69%		15.24%
First Eagle Gold Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent				125.68%						18.73%		17.63%
First Eagle Gold Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent				128.88%						19.90%		18.83%
First Eagle Gold Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent				129.08%						20.02%	16.12%
Performance Inception Date		Mar. 01, 2017
First Eagle Gold Fund | MSCI World Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent				21.09%						12.15%	12.30%	12.17%
First Eagle Gold Fund | FTSE Gold Mines Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				169.34%						18.30%	15.44%	20.07%
First Eagle Global Income Builder Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent				19.90%						7.93%		7.41%
First Eagle Global Income Builder Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				18.11%						6.57%		6.31%
First Eagle Global Income Builder Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				12.01%						5.73%		5.55%
First Eagle Global Income Builder Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent				24.20%						8.18%		7.14%
First Eagle Global Income Builder Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent				26.46%						9.29%		8.22%
First Eagle Global Income Builder Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent		7.74%		26.60%						9.37%
First Eagle Global Income Builder Fund | MSCI World Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.30%		21.09%						12.15%		12.17%
First Eagle Global Income Builder Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.87%		7.30%						(0.36%)		2.01%
First Eagle Global Income Builder Fund | Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.01%		8.17%						(2.15%)		1.26%
First Eagle Global Income Builder Fund | 60% MSCI World Index/40% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees or expenses, but reflects net of taxes)*
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.26%		15.51%						7.13%		8.23%
First Eagle Global Income Builder Fund | 60% MSCI World Index/40% Bloomberg Global Aggregate Bond Index (reflects no deduction for fees or expenses, but reflects net of taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.87%		15.90%						6.35%		7.89%
First Eagle Rising Dividend Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent				17.61%						9.82%		7.19%
First Eagle Rising Dividend Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				14.78%						7.72%		4.73%
First Eagle Rising Dividend Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				11.67%						7.24%		4.94%
First Eagle Rising Dividend Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent				21.92%						10.12%		6.94%
First Eagle Rising Dividend Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent				24.15%						11.23%		8.04%
First Eagle Rising Dividend Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent				24.18%						11.24%	8.42%
Performance Inception Date		Mar. 01, 2017
First Eagle Rising Dividend Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				17.88%						14.42%	14.70%	14.82%
First Eagle Small Cap Opportunity Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent				7.42%				2.42%
Performance Inception Date		Jul. 01, 2021
First Eagle Small Cap Opportunity Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent				13.33%					4.37%
Performance Inception Date		Apr. 27, 2021
First Eagle Small Cap Opportunity Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				13.01%					4.01%
First Eagle Small Cap Opportunity Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				8.05%					3.27%
First Eagle Small Cap Opportunity Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent				13.40%				3.88%
Performance Inception Date		Jul. 01, 2021
First Eagle Small Cap Opportunity Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				17.88%				12.54%	13.79%
First Eagle Small Cap Opportunity Fund | Russell 2000® Value Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent				12.59%				4.28%	5.03%
First Eagle Small Cap Opportunity Fund | Russell 2000® Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent				12.81%				3.02%	3.78%
First Eagle U.S. Smid Cap Opportunity Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent				5.42%		5.97%
Performance Inception Date		Aug. 15, 2022
First Eagle U.S. Smid Cap Opportunity Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				5.37%		5.79%
First Eagle U.S. Smid Cap Opportunity Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				3.21%		4.58%
First Eagle U.S. Smid Cap Opportunity Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent				11.16%		7.88%
Performance Inception Date		Aug. 15, 2022
First Eagle U.S. Smid Cap Opportunity Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent				11.17%		7.87%
Performance Inception Date		Aug. 15, 2022
First Eagle U.S. Smid Cap Opportunity Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				17.88%		16.53%
First Eagle U.S. Smid Cap Opportunity Fund | Russell 2500TM Value Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent				12.73%		8.34%
First Eagle U.S. Smid Cap Opportunity Fund | Russell 2500TM Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent				11.91%		8.43%
First Eagle Global Real Assets Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent				19.28%			7.20%
Performance Inception Date		Nov. 30, 2021
First Eagle Global Real Assets Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				17.83%			6.44%
First Eagle Global Real Assets Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				11.59%			5.36%
First Eagle Global Real Assets Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent				25.89%			8.85%
Performance Inception Date		Nov. 30, 2021
First Eagle Global Real Assets Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent				25.87%			8.83%
Performance Inception Date		Nov. 30, 2021
First Eagle Global Real Assets Fund | MSCI World Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent				21.09%			9.96%
First Eagle Global Real Assets Fund | Consumer Price Index for Urban Consumers (CPI-U) (reflects no deduction for fees or expense)
Prospectus [Line Items]
Average Annual Return, Percent				2.68%			3.87%
First Eagle High Yield Municipal Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent				(3.55%)						1.68%		4.34%
First Eagle High Yield Municipal Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent				(2.65%)						1.85%		4.06%
First Eagle High Yield Municipal Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent				(0.72%)						2.87%		5.12%
First Eagle High Yield Municipal Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				(3.03%)						1.19%		3.14%
First Eagle High Yield Municipal Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				(0.43%)						1.69%		3.19%
First Eagle High Yield Municipal Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent				(0.73%)						2.95%	3.77%
Performance Inception Date		Mar. 01, 2017
First Eagle High Yield Municipal Fund | S&P Municipal Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				3.52%						1.94%	3.91%	4.03%
First Eagle High Yield Municipal Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				4.26%						1.06%	2.53%	2.44%
First Eagle Short Duration High Yield Municipal Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent				(1.32%)	2.81%
Performance Inception Date		Jan. 02, 2024
First Eagle Short Duration High Yield Municipal Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				(3.21%)	1.77%
First Eagle Short Duration High Yield Municipal Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				(0.79%)	2.19%
First Eagle Short Duration High Yield Municipal Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			(0.94%)
Performance Inception Date		Jul. 11, 2025
First Eagle Short Duration High Yield Municipal Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent				1.52%	4.42%
Performance Inception Date		Jan. 02, 2024
First Eagle Short Duration High Yield Municipal Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent				1.45%	4.43%
Performance Inception Date		Jan. 02, 2024
First Eagle Short Duration High Yield Municipal Fund | S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.38%	4.26%	3.08%
First Eagle Short Duration High Yield Municipal Fund | S&P Short Duration Municipal Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.28%	4.29%	4.27%

[1]	Effective September 30, 2025, the Fund’s benchmark index changed from the composite index consisting of 60% of the MSCI World Index and 40% of the Bloomberg U.S. Aggregate Bond Index to the composite index consisting of 60% of the MSCI World Index and 40% of the Bloomberg Global Aggregate Bond Index. The Fund believes that the new index more closely reflects the Fund’s investment strategies.